Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company performed an evaluation of events and transactions for potential recognition or disclosure through April 30, 2026, the date in which the consolidated financial statements is released.

Equity transaction

On December 19, 2025, Hitek Global entered into a sales agreement with Aegis Capital Corp (“Aegis Capital”), pursuant to which Hitek Global may offer and sell, from time to time, to or through Aegis Capital, shares of its Class A ordinary shares, par value $0.0001 per share having an aggregate offering price of up to $100,000,000. On January 15, 2026, Hitek Global and Aegis Capital Corp mutually agreed to terminate the sales agreement, effective as of January 18, 2026. No shares were sold pursuant to the sales agreement.

On March 12, 2026, Hitek Global entered into a sales agreement with Maxim Group LLC (the “Sales Agent”), pursuant to which the Hitek Global may offer and sell, from time to time, to or through the Sales Agent, shares of its Class A ordinary shares, par value $0.0001 per share having an aggregate offering price of up to $100,000,000.

●	On March 18, 2026, gross proceeds of $10,637 was received and 10,000 shares of Class A ordinary shares were issued thereunder.

●	On March 23, 2026, gross proceeds of $799,911 was received and 5,852,011 shares of Class A ordinary shares were issued thereunder.

●	On March 26, 2026, the Sales Agent terminated the sales agreement with immediate effect in accordance with its terms.

On March 27, 2026, Hitek Global entered into a securities purchase agreement (the “Purchase Agreement”) with that certain purchaser (the “Purchaser”) for the purchase and sale of 1,500,000 Class A Ordinary Shares of Hitek Global (the “Class A Ordinary Shares”) and Pre-Funded Warrants to purchase up to 98,500,000 Class A Ordinary Shares (the “Pre-Funded Warrants,” and together with the Class A Ordinary Shares, the “Securities”) in a registered direct offering (the “Offering”). The Class A Ordinary Shares were sold at a purchase price of $0.03 per share, and the Pre-Funded Warrants were sold at a purchase price of $0.0299 per warrant, which equals the purchase price per Class A Ordinary Share minus the $0.0001 per share exercise price of each Pre-Funded Warrant, for an initial aggregate subscription amount of $3,000,000, before deducting placement agent fees and expenses. In connection with the Offering, the Company received gross proceeds of $2,449,987 and issued 33,270,000 shares of Class A ordinary shares.

Reverse Share Split

On November 24, 2025, the shareholders of HiTek Global authorized the board of directors (the “Board”) to implement one or more consolidations of the Class A ordinary shares, with the specific ratio or ratios and timing to be determined by the Board within the parameters approved by the shareholders. On March 25, 2026, the Board approved a reverse split (the “Reverse Split”) at a ratio of 50-for-1, to be effective on April 6, 2026. Pursuant to the Board resolutions, at the effective time of the Reverse Split, each 50 issued and unissued Class A Ordinary Shares will be automatically combined into one Class A Ordinary Share. Following the Reverse Split, the par value of each Class A Ordinary Share was changed from $0.0001 to $0.005. Any fractional share resulting from the Reverse Split was rounded to the nearest whole share at the participant level.

Loans receivable and payable

In March 2026, the Company, Guangxi Beihengda Mining Co., Ltd. (“Guangxi Beihengda”), and Beijing Baihengda Petroleum Technology Co., Ltd (“Beijing Baihengda”) entered into an agreement that Guangxi Beihengda assumed the Company’s loan payable and the corresponding interest payable owed to Beijing Baihengda. In March 2026, Guangxi Beihengda settled the obligations by remitting to the Company the principal of RMB18,500,000 ($2,645,465) and interest of RMB1,665,000 ($238,092).